Investments - Summary of Total Assets, Liabilities and Capital (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Investments [Line Items]
Total Assets	$ 9,323,609	$ 13,538,087
Total Liabilities	228,614	270,427
Total Partners' Capital	9,094,995	13,267,660	$ 13,769,331	$ 17,969,072
SECOR Master Fund [Member]
Schedule of Investments [Line Items]
Total Assets	39,231,542	50,962,450
Total Liabilities	679,104	464,928
Total Partners' Capital	$ 38,552,438	$ 50,497,522